Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Disclosure Of Investments

	As at	As at
	December 31, 2023	December 31, 2022
Level 1 investments	31,557	71,979
Level 2 investments	4,339	-
Level 3 investments	14,313	13,985
	50,209	85,964